Other Comprehensive (Loss) Income and Accumulated Other Comprehensive Loss - Changes in Accumulated Other Comprehensive Loss (AOCL) by Component (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	(1,503)	(1,503)	(2,768)
Other comprehensive income (loss) before reclassifications	(805)	1,126
Amounts reclassified from accumulated other comprehensive loss	89	139
Net current-period other comprehensive income (loss)	(716)	1,265	(32)
Closing balance	(2,219)	(1,503)	(1,503)
Foreign Currency Net of Hedging Activities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	105	105		74
Other comprehensive income (loss) before reclassifications	10	31
Net current-period other comprehensive income (loss)	10	31
Closing balance	115	105		74
Derivatives and Other [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	(15)	(15)		(14)
Other comprehensive income (loss) before reclassifications	(34)	17
Amounts reclassified from accumulated other comprehensive loss	(3)	(18)
Net current-period other comprehensive income (loss)	(37)	(1)
Closing balance	(52)	(15)		(14)
Pension and Post-retirement Defined Benefit Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	(1,593)	(1,593)		(2,828)
Other comprehensive income (loss) before reclassifications	(781)	1,078
Amounts reclassified from accumulated other comprehensive loss	92	157
Net current-period other comprehensive income (loss)	(689)	1,235
Closing balance	(2,282)	(1,593)		(2,828)